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Summary Prospectus
GENWORTH ENHANCED INTERNATIONAL INDEX FUND

April 30, 2011	Class: Institutional	Service

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The current statutory prospectus and statement of additional information dated April 30, 2011, are incorporated by reference into this Summary Prospectus.  You can find the Fund’s prospectus and other information about the Fund online at http://hosted.rightprospectus.com/GVIT.  You can also get this information at no cost by calling 1-800-352-9910 or by sending an e-mail request to vaposservicingteam@genworth.com, or by contacting your financial intermediary.

Investment Objective
Genworth Enhanced International Index Fund (the “Fund”) seeks to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) while maintaining a market level of risk.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund for your variable annuity contract (“variable contract”) or qualified retirement plan (“qualified plan”) account. The table does not reflect any fees or charges imposed in connection with your variable contract or qualified plan account.  If such fees or charges were included, the overall expenses would be higher.

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	N/A	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value)
Management Fees	0.08%	0.08%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	1.00%	1.33%
Administrative Service Fees	0.25%	None
All Other Expenses	0.75%	1.33%
Acquired Fund Fees and Expenses1	0.33%	0.33%
Total Annual Fund Operating Expenses	1.66%	1.74%
Amount of Fee Waiver and/or Expense Assumption2	(0.40)%	(0.94)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.26%	0.80%
1
“Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2
Genworth Financial Wealth Management, Inc. has contractually agreed through May 1, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that annual fund operating expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, Acquired Fund Fees and Expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.28% of average daily net assets of the Fund.  This fee waiver and/or expense assumption may not be terminated prior to May 1, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed in connection with your variable contract or qualified plan account.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$128	$484	$865	$1,932
Institutional Shares	$82	$456	$856	$1,974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 315.88% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets in exchange-traded securities of other investment companies (exchange-traded funds or “ETFs”) that invest substantially all of their assets in equity securities of foreign companies (i.e., foreign securities) and other open-end investment companies that utilize a “passive” or “indexing” investment approach in an attempt to approximate the investment performance of a benchmark index (“Index Funds”). The Fund may invest in funds that invest in securities of companies of any size located in developed and emerging markets throughout the world. The Fund invests its assets in ETFs and Index Funds in accordance with weightings determined by Genworth Financial Wealth Management, Inc. (the “Advisor”) and generally will be diversified among various geographic regions. The ETFs and Index Funds in which the Fund may invest are referred to herein as the “Underlying Funds.”

The Advisor believes that investing in ETFs and Index Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of international equity securities.  Generally, each Underlying Fund in which the Fund invests seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying Fund’s portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each Underlying Fund is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Advisor attempts to achieve the Fund’s objective by overweighting those Underlying Funds that the Advisor believes will outperform the Fund’s benchmark index, which is the MSCI EAFE Index.   In selecting the Underlying Funds, the Advisor analyzes many factors, including the Underlying Funds’ investment objectives, total return, portfolio holdings, volatility and expenses, as well as quantitative and qualitative data regarding the market segments represented in the Underlying Funds’ portfolio of investments.  The Advisor believes that by overweighting certain segments of the benchmark index (e.g., country, region, capitalization, growth, or value) outperformance of the index may be achieved.  The Fund’s allocations are reviewed by the Advisor periodically and may be adjusted as the market and economic outlook changes.

The Fund is diversified, which means that, although it holds securities issued by a relatively small number of Underlying Funds and may invest a significant portion of its assets in any one Underlying Fund, its assets are diversified through indirect investment in the Underlying Funds’ portfolios of securities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Fund of Funds Risk - The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk - The risk that a strategy used by the Advisor, or the Advisor’s allocations among Underlying Funds, may fail to produce the intended results.

Market Risk - The value of the Underlying Funds’ investments and the net asset values of the shares of the Fund and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Exchange Traded Funds Risk - ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which increase their costs.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Index Funds Risk - An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends.  Index funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.  In addition, an index fund may not invest in all of the securities in the index and, therefore, there can be no assurance that its performance will match that of the benchmark index.  Also, an index fund’s returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the index fund.

Foreign Securities Risk - Underlying Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well: (i) political and economic instability; (ii) the impact of currency exchange rate fluctuations; (iii) reduced information about issuers; (iv) higher transaction costs; (v) less stringent regulatory and accounting standards; and (vi) delayed settlement.  The Fund may obtain exposure to a foreign issuer through a depository receipt, which is generally a U.S. security that is subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Emerging Markets Risk - The risks that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Risks of Large Shareholder Redemptions - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s Institutional Shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.

Performance
The performance information below provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The performance table shows how the Fund’s returns compare with those of one or more broad measures of market performance.  No performance information is available for the Service Shares since that class had not been in operation for a full calendar year as of December 31, 2010. The performance for the Service Shares would differ only to the extent that the Service Shares have different expenses than the Institutional Shares.  The performance figures do not reflect the fees and charges of your variable contract or qualified plan account.  If these fees and charges had been reflected, the performance shown would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Annual Total Returns – Institutional Shares

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

 Best Quarterly Returns: 19.32%  3rd Quarter 2010
 Worst Quarterly Returns: -15.36%  2nd Quarter 2010

Average Annual Total Returns (for the periods ended December 31, 2010)

	1 Year	Since Inception (12/9/2009)
Institutional Shares	9.24%	9.03%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	8.70%
Management

Investment Advisor
Genworth Financial Wealth Management, Inc. is the investment advisor for the Fund.

Portfolio Managers
Timothy B. Knepp, CFA, and Edward Wright, CFA, serve as portfolio managers for the Fund.  Mr. Knepp is Chief Investment Officer of the Advisor and has served as portfolio manager to the Fund since inception.  Mr. Wright, has served as Director of Portfolio Management of the Advisor since July 2010, and has served as portfolio manager to the Fund since 2011.

Purchase and Sale of Fund Shares
Shares of the Fund are not sold directly to the public.  The Fund offers its Service Shares to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable contracts.  The separate accounts purchase Service Shares of the Fund in accordance with account allocation instructions received from owners of the variable contracts. The Institutional Shares are offered to certain qualified plans and other institutional investors, including Genworth Financial, Inc. or its affiliates.

Please check with your insurance company or qualified plan provider to determine if the Fund is available under your variable contract or qualified plan. This prospectus should be read in conjunction with your specific variable contract prospectus or the governing documents of your qualified plan.

Shareholders may sell (redeem) their Fund shares by following the procedures established when they opened their account or accounts.  The sale price of each Fund share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem the applicable Fund shares.  Normally, the Fund will pay for redeemed Fund shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Fund shares redeemed may be more or less than their original purchase price depending upon the market value of the Fund’s investments at the time of the redemption.

Because variable contracts and qualified plans may have different provisions with respect to the timing and method of redemptions, variable contract owners and participants in qualified plans should contact their insurance company or qualified plan provider directly for details concerning these transactions.

Tax Information
The dividends and distributions paid by the Fund will consist of ordinary income, capital gains, or some combination of both.  Generally, the owners of variable contracts and participants in qualified plans are not taxed currently on such income or gains unless the income or gain is distributed to the variable contract owner or plan participant.  When such income is distributed, it will be taxable at ordinary income tax rates.  In addition, distributions made to a variable contract owner or plan participant who is younger than 59 1/2 may be subject to a 10% penalty tax.

Owners of variable contracts and participants in qualified plans should ask their own tax advisors for more information on their own tax situation and the income tax treatment of distributions from their variable contract or qualified plan, including possible state or local taxes.

Payments to Insurance Companies or Other Financial Intermediaries
If you purchase Fund shares through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies will pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.